                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 6/30/08

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one):  [_] is a restatement
                                  [_] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:     EMS Capital LP
Address:  499 Park Avenue, 11th floor
          New York, NY 10022

Form 13F File Number: 28-12164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin J. Barrett
Title:  Chief Financial Officer
Phone:  212-891-2713

Signature, Place, and Date of Signing:

/s/ Kevin J. Barrett    New York, NY        August 7, 2008
--------------------    -------------        -------------
    [Signature]         [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total:  $339,376
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   NONE

                                              Market
                                              Value   Share /                                              Voting Authority
                          Title of           (x$1000)  Prn       Share /    Put / Investment   Other   ------------------------
Name of Issuer             Class     Cusip    (USD)   Amount       Prn      Call  Discretion  Managers     Sole     Shared None
------------------------- -------- --------- -------- -------  ------------ ----- ----------  -------- ------------ ------ ----
LIBERTY ACQUISITION
HOLDINGS                    UNIT   53015Y206  20,475  SH       1,950,000.00       SOLE                 1,950,000.00
WASHINGTON MUTUAL
INC                         COM    939322103   7,834  SH       1,589,000.00       SOLE                 1,589,000.00
WASHINGTON MUTUAL
INC                        CONV A  939322814   1,761  SH           3,000.00       SOLE                     3,000.00
GENPACT LTD (NYS)           SHS    G3922B107  18,651  SH       1,250,100.00       SOLE                 1,250,100.00
NEWCASTLE
INVESTMENT CORP             COM    65105M108   7,623  SH       1,087,400.00       SOLE                 1,087,400.00
FREDDIE MAC [NYS]           COM    313400301  16,892  SH       1,030,000.00       SOLE                 1,030,000.00
AIRCASTLE LTD (NYS)         COM    G0129K104   8,351  SH         992,937.00       SOLE                   992,937.00
DOMTAR CORP (NYS)           COM    257559104   5,015  SH         920,200.00       SOLE                   920,200.00
SAVVIS INC                  COM    805423308   8,392  SH         650,000.00       SOLE                   650,000.00
DICE HOLDING INC
(USD)                       COM    253017107   4,337  SH         525,000.00       SOLE                   525,000.00
COMCAST CORP (NMS)          CL A   20030N101   9,504  SH         501,000.00       SOLE                   501,000.00
IHS INC                     CL A   451734107  34,800  SH         500,000.00       SOLE                   500,000.00
QUALCOMM INC                COM    747525103  22,185  SH         500,000.00       SOLE                   500,000.00
EQUINIX INC[NMS]            COM    29444U502  35,688  SH         400,000.00       SOLE                   400,000.00
FANNIE MAE                  COM    313586109   7,180  SH         368,000.00       SOLE                   368,000.00
GENERAL MOTORS (PFD)       CONV B  370442733   3,699  SH         270,000.00       SOLE                   270,000.00
NORTHWEST AIRLINES
CORP                        COM    667280408   1,565  SH         235,000.00       SOLE                   235,000.00
DELTA AIR LINES INC         COM    247361702   1,283  SH         225,000.00       SOLE                   225,000.00
K12 INC(PSE)                COM    48273U102   4,286  SH         200,000.00       SOLE                   200,000.00
CENTRAL EUROPEAN
MEDIA ENT                   CL A   G20045202  18,106  SH         200,000.00       SOLE                   200,000.00
MERRILL LYNCH & CO
INC (NYS)                   COM    590188108   5,660  SH         178,500.00       SOLE                   178,500.00
GENERAL MOTORS CORP         COM    370442105   1,587  SH         138,000.00       SOLE                   138,000.00
DANAHER CORP [NYS]          COM    235851102  10,470  SH         135,450.00       SOLE                   135,450.00
PACCAR INC                  COM    693718108   5,275  SH         126,100.00       SOLE                   126,100.00
DEERE & CO                  COM    244199105   8,944  SH         124,000.00       SOLE                   124,000.00
HAYNES INTERNATIONAL INC.   COM    420877201   5,893  SH         102,397.00       SOLE                   102,397.00
ECOLAB INC                  COM    278865100   4,320  SH         100,500.00       SOLE                   100,500.00
APPLE INC                   COM     37833100  16,744  SH         100,000.00       SOLE                   100,000.00
PRAXAIR INC                 COM    74005P104   7,935  SH          84,200.00       SOLE                    84,200.00
HUNTSMAN CORP               COM    447011107     958  SH          84,000.00       SOLE                    84,000.00
HOVNANIAN
ENTERPRISES INC             CL A   442487203     437  SH          79,700.00       SOLE                    79,700.00
C.H. ROBINSON
WORLDWIDE INC               COM    12541W209   3,839  SH          70,000.00       SOLE                    70,000.00
NUCOR CORP                  COM    670346105   4,854  SH          65,000.00       SOLE                    65,000.00
EATON CORP                  COM    278058102   5,438  SH          64,000.00       SOLE                    64,000.00
DR HORTON INC               COM    23331A109     675  SH          62,200.00       SOLE                    62,200.00
PULTE HOMES INC             COM    745867101     520  SH          54,000.00       SOLE                    54,000.00
BOEING CO (NYS)             COM     97023105   3,286  SH          50,000.00       SOLE                    50,000.00
TOLL BROTHERS INC           COM    889478103     841  SH          44,900.00       SOLE                    44,900.00
MASTERCARD INC              CL A   57636Q104  10,621  SH          40,000.00       SOLE                    40,000.00
LENNAR CORP                 CL A   526057104     421  SH          34,100.00       SOLE                    34,100.00
KB HOME                     COM    48666K109     569  SH          33,600.00       SOLE                    33,600.00
CENTEX CORP (NYS)           COM    152312104     392  SH          29,300.00       SOLE                    29,300.00
NVIDIA CORP                 COM    67066G104     468  SH          25,000.00       SOLE                    25,000.00
JAKKS PACIFIC INC           COM    47012E106     437  SH          20,000.00       SOLE                    20,000.00
HUB GROUP INC               COM    443320106     352  SH          10,300.00       SOLE                    10,300.00
VISA INC-CLASS A
SHARES                      CL A   92826C839     813  SH          10,000.00       SOLE                    10,000.00